UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Multi-Manager Select Retirement Allocation Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.8%
Funds and Investment Trusts - 99.8% (a)
AB All Market Real Return Portfolio-Class Z (b)	45,024	$405,218
AB Bond Inflation Strategy Portfolio-Class Z (b)	74,632	794,826
AB Global Bond Fund, Inc.-Class Z (b)	112,179	928,839
AB High Income Fund, Inc.-Class Z (b)	30,918	264,967
AB Intermediate Bond Portfolio-Class Z (b)	109,746	1,192,941
AB Relative Value Fund-Class Z (b)	44,999	265,493
AB Unconstrained Bond Fund, Inc.-Class Z (b)	62,587	535,744
AQR Equity Market Neutral Fund-Class R6	10,842	129,342
AQR International Defensive Style Fund-Class R6	39,353	533,629
AQR Large Cap Defensive Style Fund-Class R6	20,809	396,821
Baird Short Term Bond Fund	97,341	929,606
Boston Partners Long/Short Research Fund-Class INS (c)	7,897	132,277
DFA Commodity Strategy Portfolio	65,547	399,839
iShares Core S&P 500 ETF	3,454	919,835
Metropolitan West Total Return Bond Fund	27,208	265,552
PIMCO Real Return Fund	72,991	791,953
Schwab US Dividend Equity ETF	10,882	527,559
T. Rowe Price Institutional Long Duration Credit Fund	38,885	391,187
T. Rowe Price International Funds-International Discovery Fund	1,806	131,574
Templeton Global Bond Fund-Class R6	11,296	135,330
Vanguard FTSE Developed Markets ETF	8,972	402,035
Vanguard FTSE Emerging Markets ETF	2,882	131,650
Vanguard Short-Term Bond ETF	21,166	1,653,911
Vanguard Total Bond Market ETF	12,156	960,932

Total Investment Companies (cost $13,210,922)		13,221,060

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $19,963)	19,963	19,963

Total Investments - 100.0% (cost $13,230,885) (e)		13,241,023
Other assets less liabilities - 0.0%		3,519

Net Assets - 100.0%		$13,244,542

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $182,506 and gross unrealized depreciation of investments was $(172,368), resulting in net unrealized appreciation of $10,138.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select Retirement Allocation Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$13,221,060	$	– 0	–	$	– 0	–	$13,221,060
Short-Term Investments	19,963		– 0	–		– 0	–	19,963

Total (a)	$13,241,023	$	– 0	–	$	– 0	–	$13,241,023

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$245	$204	$61	$7	$10	$405	$12	$	– 0	–
AB Bond Inflation Strategy Portfolio	570	454	222	8	(15)	795	9	– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	178	4,669	4,827	– 0	–	– 0	–	20	– 0	–	– 0	–
AB Global Bond Fund, Inc.	191	778	29	– 0	–	(11)	929	11	– 0	–
AB High Income Fund, Inc.	238	125	87	5	(16)	265	12	– 0	–
AB Intermediate Bond Portfolio	758	596	134	1	(28)	1,193	18	– 0	–
AB Relative Value Fund	381	157	285	41	(29)	265	26	– 0	–
AB Unconstrained Bond Fund, Inc.	282	300	41	1	(6)	536	6	– 0	–

Total	$2,843	$7,283	$5,686	$63	$(95)	$4,408	$94	$	– 0	–

AB Multi-Manager Select 2010 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7% (a)
AB All Market Real Return Portfolio-Class Z (b)	61,332	$551,989
AB Bond Inflation Strategy Portfolio-Class Z (b)	149,664	1,593,924
AB Discovery Value Fund-Class Z (b)	8,152	183,016
AB Global Bond Fund, Inc.-Class Z (b)	149,813	1,240,452
AB Global Real Estate Investment Fund II-Class I (b)	16,677	180,445
AB High Income Fund, Inc.-Class Z (b)	41,318	354,095
AB Intermediate Bond Portfolio-Class Z (b)	146,523	1,592,705
AB Relative Value Fund-Class Z (b)	61,059	360,247
AB Unconstrained Bond Fund, Inc.-Class Z (b)	41,696	356,915
AQR Equity Market Neutral Fund-Class R6	14,441	172,284
AQR International Defensive Style Fund-Class R6	40,099	543,748
AQR Large Cap Defensive Style Fund-Class R6	27,706	528,344
AQR Style Premia Alternative Fund-Class R6	50,842	529,266
Baird Short Term Bond Fund	32,437	309,770
Boston Partners Long/Short Research Fund-Class INS (c)	10,519	176,200
DFA Commodity Strategy Portfolio	87,689	534,901
iShares Core S&P 500 ETF	7,932	2,112,371
Metropolitan West Total Return Bond Fund	108,566	1,059,603
PIMCO Real Return Fund	80,953	878,336
Schwab US Dividend Equity ETF	18,118	878,361
T. Rowe Price Emerging Markets Stock Fund	3,850	172,761
T. Rowe Price Institutional Long Duration Credit Fund	34,903	351,121
T. Rowe Price International Funds-International Discovery Fund	2,438	177,600
Templeton Global Bond Fund-Class R6	14,547	174,276
Vanguard FTSE Developed Markets ETF	16,207	726,236
Vanguard FTSE Emerging Markets ETF	3,824	174,680
Vanguard Short-Term Bond ETF	7,331	572,844
Vanguard Total Bond Market ETF	15,164	1,198,714

Total Investment Companies (cost $17,547,220)		17,685,204

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $50,735)	50,735	50,735

Total Investments - 100.0% (cost $17,597,955) (e)		17,735,939
Other assets less liabilities - 0.0%		(1,131)

Net Assets - 100.0%		$17,734,808

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $335,304 and gross unrealized depreciation of investments was $(197,320), resulting in net unrealized appreciation of $137,984.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2010 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$17,685,204	$	– 0	–	$	– 0	–	$17,685,204
Short-Term Investments	50,735		– 0	–		– 0	–	50,735

Total (a)	$17,735,939	$	– 0	–	$	– 0	–	$17,735,939

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$399	$197	$73	$8	$21	$552	$18	$	– 0	–
AB Bond Inflation Strategy Portfolio	1,063	716	169	6	(22)	1,594	19	– 0	–
AB Discovery Value Fund	– 0	–	193	– 0	–	– 0	–	(10)	183	1	10
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	218	6,179	6,346	– 0	–	– 0	–	51	1	– 0	–
AB Global Bond Fund, Inc.	530	816	85	1	(22)	1,240	18	– 0	–
AB Global Real Estate Investment Fund II	530	214	562	23	(25)	180	16	– 0	–
AB High Income Fund, Inc.	304	131	65	4	(20)	354	17	– 0	–
AB Intermediate Bond Portfolio	795	974	138	– 0	–	(38)	1,593	23	– 0	–
AB Relative Value Fund	533	236	432	64	(41)	360	38	– 0	–
AB Unconstrained Bond Fund, Inc.	261	126	24	1	(7)	357	5	– 0	–

Total	$4,633	$9,782	$7,894	$107	$(164)	$6,464	$156	$10

AB Multi-Manager Select 2015 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z (b)	197,081	$1,773,729
AB Bond Inflation Strategy Portfolio-Class Z (b)	370,803	3,949,054
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	36,024	437,328
AB Discovery Value Fund-Class Z (b)	19,211	431,281
AB Global Bond Fund, Inc.-Class Z (b)	318,678	2,638,656
AB Global Real Estate Investment Fund II-Class I (b)	41,386	447,795
AB High Income Fund, Inc.-Class Z (b)	205,356	1,759,898
AB Intermediate Bond Portfolio-Class Z (b)	283,183	3,078,203
AB Relative Value Fund-Class Z (b)	145,939	861,039
AB Unconstrained Bond Fund, Inc.-Class Z (b)	101,639	870,030
AQR Equity Market Neutral Fund-Class R6	36,340	433,533
AQR International Defensive Style Fund-Class R6	97,225	1,318,372
AQR Large Cap Defensive Style Fund-Class R6	69,044	1,316,663
AQR Style Premia Alternative Fund-Class R6	125,149	1,302,804
Boston Partners Long/Short Research Fund-Class INS (c)	51,099	855,912
DFA Commodity Strategy Portfolio	287,588	1,754,288
iShares Core S&P 500 ETF	21,411	5,701,963
Metropolitan West Total Return Bond Fund	225,086	2,196,837
MFS Institutional International Equity Fund	34,219	877,030
PIMCO Real Return Fund	202,558	2,197,755
Schwab US Dividend Equity ETF	54,125	2,623,980
T. Rowe Price Emerging Markets Stock Fund	19,802	888,525
T. Rowe Price Institutional Long Duration Credit Fund	87,768	882,947
T. Rowe Price International Funds-International Discovery Fund	5,881	428,335
Templeton Global Bond Fund-Class R6	36,665	439,248
Vanguard FTSE Developed Markets ETF	29,359	1,315,577
Vanguard FTSE Emerging Markets ETF	9,655	441,040
Vanguard Short-Term Bond ETF	5,479	428,129
Vanguard Total Bond Market ETF	26,375	2,084,944

Total Investment Companies (cost $42,896,062)		43,734,895

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $151,228)	151,228	151,228

Total Investments - 100.0% (cost $43,047,290) (e)		43,886,123
Other assets less liabilities - 0.0%		8,458

Net Assets - 100.0%		$43,894,581

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,207,584 and gross unrealized depreciation of investments was $(368,751), resulting in net unrealized appreciation of $838,833.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Target-Date Asset Allocation 2015

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$43,734,895	$	– 0	–	$	– 0	–	$43,734,895
Short-Term Investments	151,228		– 0	–		– 0	–	151,228

Total (a)	$43,886,123	$	– 0	–	$	– 0	–	$43,886,123

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$1,291	$725	$321	$26	$53	$1,774	$61	$	– 0	–
AB Bond Inflation Strategy Portfolio	3,356	1,495	866	31	(67)	3,949	50	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	489	59	1	6	437	– 0	–	27
AB Discovery Value Fund	428	565	537	59	(84)	431	4	52
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	693	11,473	12,015	– 0	–	– 0	–	151	1	– 0	–
AB Global Bond Fund, Inc.	1,673	1,484	472	3	(49)	2,639	45	– 0	–
AB Global Real Estate Investment Fund II	1,694	289	1,535	92	(92)	448	43	– 0	–
AB High Income Fund, Inc.	1,695	470	328	26	(103)	1,760	87	– 0	–
AB Intermediate Bond Portfolio	2,102	1,637	586	(1)	(74)	3,078	49	– 0	–
AB Relative Value Fund	845	235	204	21	(36)	861	99	– 0	–
AB Unconstrained Bond Fund, Inc.	834	203	151	3	(19)	870	13	– 0	–

Total	$14,611	$19,065	$17,074	$261	$(465)	$16,398	$452	$79

AB Multi-Manager Select 2020 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z (b)	434,223	$3,908,008
AB Bond Inflation Strategy Portfolio-Class Z (b)	552,832	5,887,663
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	78,740	955,898
AB Discovery Value Fund-Class Z (b)	85,735	1,924,756
AB Global Bond Fund, Inc.-Class Z (b)	593,907	4,917,550
AB Global Real Estate Investment Fund II-Class I (b)	185,111	2,002,899
AB High Income Fund, Inc.-Class Z (b)	574,050	4,919,607
AB Intermediate Bond Portfolio-Class Z (b)	542,836	5,900,630
AB Relative Value Fund-Class Z (b)	491,057	2,897,239
AB Unconstrained Bond Fund, Inc.-Class Z (b)	226,278	1,936,942
AQR Equity Market Neutral Fund-Class R6	162,534	1,939,026
AQR International Defensive Style Fund-Class R6	290,475	3,938,837
AQR Large Cap Defensive Style Fund-Class R6	154,403	2,944,467
AQR Style Premia Alternative Fund-Class R6	183,317	1,908,333
Boston Partners Long/Short Research Fund-Class INS (c)	114,577	1,919,162
DFA Commodity Strategy Portfolio	643,147	3,923,197
iShares Core S&P 500 ETF	51,566	13,732,541
Metropolitan West Total Return Bond Fund	302,026	2,947,774
MFS Institutional International Equity Fund	77,182	1,978,184
PIMCO Real Return Fund	452,985	4,914,884
Schwab US Dividend Equity ETF	100,868	4,890,081
T. Rowe Price Emerging Markets Stock Fund	44,297	1,987,605
T. Rowe Price Institutional Long Duration Credit Fund	196,274	1,974,512
T. Rowe Price International Funds-International Discovery Fund	13,206	961,918
Templeton Global Bond Fund-Class R6	80,841	968,479
Vanguard FTSE Developed Markets ETF	131,311	5,884,046
Vanguard FTSE Emerging Markets ETF	21,591	986,277
Vanguard Total Bond Market ETF	58,982	4,662,527

Total Investment Companies (cost $95,274,552)		97,713,042

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $427,129)	427,129	427,129

Total Investments - 100.0% (cost $95,701,681) (e)		98,140,171
Other assets less liabilities - 0.0%		15,881

Net Assets - 100.0%		$98,156,052

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,202,621 and gross unrealized depreciation of investments was $(764,131), resulting in net unrealized appreciation of $2,438,490.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2020 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$97,713,042	$	– 0	–	$	– 0	–	$97,713,042
Short-Term Investments	427,129		– 0	–		– 0	–	427,129

Total (a)	$98,140,171	$	– 0	–	$	– 0	–	$98,140,171

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$2,814	$1,519	$589	$44	$120	$3,908	$131	$	– 0	–
AB Bond Inflation Strategy Portfolio	5,639	1,356	1,056	38	(89)	5,888	76	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	1,037	100	1	18	956	– 0	–	57
AB Discovery Value Fund	930	2,312	1,192	63	(188)	1,925	14	168
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	1,553	19,315	20,441	– 0	–	– 0	–	427	3	– 0	–
AB Global Bond Fund, Inc.	2,794	2,862	657	3	(84)	4,918	79	– 0	–
AB Global Real Estate Investment Fund II	3,738	703	2,396	114	(156)	2,003	129	– 0	–
AB High Income Fund, Inc.	4,691	1,255	812	41	(255)	4,920	237	– 0	–
AB Intermediate Bond Portfolio	4,699	2,333	986	(5)	(140)	5,901	98	– 0	–
AB Relative Value Fund	4,665	1,449	3,423	533	(327)	2,897	217	– 0	–
AB Unconstrained Bond Fund, Inc.	951	1,197	188	4	(27)	1,937	23	– 0	–

Total	$32,474	$35,338	$31,840	$836	$(1,128)	$35,680	$1,007	$225

AB Multi-Manager Select 2025 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.5%
Funds and Investment Trusts - 99.5% (a)
AB All Market Real Return Portfolio-Class Z (b)	497,958	$4,481,619
AB Bond Inflation Strategy Portfolio-Class Z (b)	406,759	4,331,980
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	237,859	2,887,602
AB Discovery Value Fund-Class Z (b)	129,215	2,900,877
AB Global Bond Fund, Inc.-Class Z (b)	697,058	5,771,639
AB Global Real Estate Investment Fund II-Class I (b)	407,004	4,403,784
AB High Income Fund, Inc.-Class Z (b)	1,011,801	8,671,136
AB Intermediate Bond Portfolio-Class Z (b)	801,281	8,709,924
AB Relative Value Fund-Class Z (b)	978,870	5,775,335
AB Unconstrained Bond Fund, Inc.-Class Z (b)	337,910	2,892,509
AQR Equity Market Neutral Fund-Class R6	239,900	2,862,002
AQR International Defensive Style Fund-Class R6	322,797	4,377,123
AQR Large Cap Defensive Style Fund-Class R6	227,899	4,346,035
AQR Style Premia Alternative Fund-Class R6	277,797	2,891,871
Boston Partners Long/Short Research Fund-Class INS (c)	255,891	4,286,173
DFA Commodity Strategy Portfolio	948,295	5,784,598
iShares Core S&P 500 ETF	97,858	26,060,564
Metropolitan West Total Return Bond Fund	279	2,724
MFS Institutional International Equity Fund	113,464	2,908,088
PIMCO Real Return Fund	399,336	4,332,801
Schwab US Dividend Equity ETF	148,883	7,217,848
T. Rowe Price Emerging Markets Stock Fund	65,379	2,933,566
T. Rowe Price Institutional Long Duration Credit Fund	284,926	2,866,359
T. Rowe Price International Funds-International Discovery Fund	39,224	2,857,045
Templeton Global Bond Fund-Class R6	245,751	2,944,098
Vanguard FTSE Developed Markets ETF	228,254	10,228,062
Vanguard FTSE Emerging Markets ETF	30,964	1,414,436
Vanguard Total Bond Market ETF	68,650	5,426,783

Total Investment Companies (cost $139,866,715)		144,566,581

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $463,411)	463,411	463,411

Total Investments - 99.8% (cost $140,330,126) (e)		145,029,992
Other assets less liabilities - 0.2%		335,424

Net Assets - 100.0%		$145,365,416

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,758,780 and gross unrealized depreciation of investments was $(1,058,914), resulting in net unrealized appreciation of $4,699,866.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2025 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$144,566,581	$	– 0	–	$	– 0	–	$144,566,581
Short-Term Investments	463,411		– 0	–		– 0	–	463,411

Total (a)	$145,029,992	$	– 0	–	$	– 0	–	$145,029,992

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$2,727	$1,952	$375	$42	$136	$4,482	$154	$	– 0	–
AB Bond Inflation Strategy Portfolio	3,938	635	200	2	(43)	4,332	57	– 0	–
AB Discovery Growth Fund, Inc.	1,312	1,847	492	108	113	2,888	– 0	–	179
AB Discovery Value Fund	1,301	3,554	1,776	126	(304)	2,901	21	260
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	2,693	29,011	31,241	– 0	–	– 0	–	463	5	– 0	–
AB Global Bond Fund, Inc.	3,941	2,315	380	2	(106)	5,772	103	– 0	–
AB Global Real Estate Investment Fund II	6,622	1,174	3,295	166	(263)	4,404	268	– 0	–
AB High Income Fund, Inc.	7,949	1,879	770	36	(423)	8,671	431	– 0	–
AB Intermediate Bond Portfolio	3,957	5,564	605	(15)	(191)	8,710	123	– 0	–
AB Relative Value Fund	7,941	2,727	5,191	844	(546)	5,775	509	– 0	–
AB Unconstrained Bond Fund, Inc.	– 0	–	2,894	– 0	–	– 0	–	(1)	2,893	17	– 0	–

Total	$42,381	$53,552	$44,325	$1,311	$(1,628)	$51,291	$1,688	$439

AB Multi-Manager Select 2030 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.4%
Funds and Investment Trusts - 100.4% (a)
AB All Market Real Return Portfolio-Class Z (b)	268,792	$2,419,129
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	195,235	2,370,153
AB Discovery Value Fund-Class Z (b)	159,833	3,588,248
AB Global Bond Fund, Inc.-Class Z (b)	431,380	3,571,823
AB Global Real Estate Investment Fund II-Class I (b)	221,634	2,398,081
AB High Income Fund, Inc.-Class Z (b)	970,746	8,319,294
AB Intermediate Bond Portfolio-Class Z (b)	656,924	7,140,761
AB Relative Value Fund-Class Z (b)	1,390,997	8,206,881
AB Unconstrained Bond Fund, Inc.-Class Z (b)	275,192	2,355,646
AQR Equity Market Neutral Fund-Class R6	293,898	3,506,202
AQR International Defensive Style Fund-Class R6	351,278	4,763,330
AQR Large Cap Defensive Style Fund-Class R6	249,448	4,756,981
AQR Style Premia Alternative Fund-Class R6	109,392	1,138,768
Boston Partners Long/Short Research Fund-Class INS (c)	208,397	3,490,648
DFA Commodity Strategy Portfolio	581,498	3,547,141
Franklin Growth Fund-Class R6	12,159	1,171,499
iShares Core S&P 500 ETF	84,788	22,579,892
Metropolitan West Total Return Bond Fund	208	2,033
MFS Institutional International Equity Fund	141,087	3,616,048
PIMCO Real Return Fund	107,055	1,161,546
Schwab US Dividend Equity ETF	97,767	4,739,744
T. Rowe Price Emerging Markets Stock Fund	53,065	2,381,009
T. Rowe Price International Funds-International Discovery Fund	32,569	2,372,333
Templeton Global Bond Fund-Class R6	99,412	1,190,958
Vanguard FTSE Developed Markets ETF	239,001	10,709,635
Vanguard FTSE Emerging Markets ETF	52,317	2,389,841
Vanguard Total Bond Market ETF	56,324	4,452,412

Total Investment Companies (cost $113,953,839)		118,340,036

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $473,191)	473,191	473,191

Total Investments - 100.8% (cost $114,427,030) (e)		118,813,227
Other assets less liabilities - (0.8)%		(908,313)

Net Assets - 100.0%		$117,904,914

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,033,750 and gross unrealized depreciation of investments was $(647,553), resulting in net unrealized appreciation of $4,386,197.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2025 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$118,340,036	$	– 0	–	$	– 0	–	$118,340,036
Short-Term Investments	473,191		– 0	–		– 0	–	473,191

Total (a)	$118,813,227	$	– 0	–	$	– 0	–	$118,813,227

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolio for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$1,009	$1,452	$117	$14	$61	$2,419	$79	$	– 0	–
AB Discovery Growth Fund, Inc.	989	1,468	249	48	114	2,370	– 0	–	137
AB Discovery Value Fund	2,013	1,788	216	32	(29)	3,588	16	200
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	2,156	24,746	26,429	– 0	–	– 0	–	473	4	– 0	–
AB Global Bond Fund, Inc.	3,572	819	205	2	(616)	3,572	67	– 0	–
AB Global Real Estate Investment Fund II	4,118	806	2,468	115	(173)	2,398	155	– 0	–
AB High Income Fund, Inc.	6,143	3,024	504	42	(386)	8,319	371	– 0	–
AB Intermediate Bond Portfolio	3,039	4,752	487	(13)	(150)	7,141	97	– 0	–
AB Relative Value Fund	10,180	2,162	4,222	595	(508)	8,207	909	– 0	–
AB Unconstrained Bond Fund, Inc.	– 0	–	2,357	– 0	–	– 0	–	(1)	2,356	14	– 0	–

Total	$33,219	$43,374	$34,897	$835	$(1,688)	$40,843	$1,712	$337

AB Multi-Manager Select 2035 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.5%
Funds and Investment Trusts - 99.5% (a)
AB All Market Real Return Portfolio-Class Z (b)	256,525	$2,308,727
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	278,225	3,377,654
AB Discovery Value Fund-Class Z (b)	151,753	3,406,853
AB Global Bond Fund, Inc.-Class Z (b)	269,991	2,235,526
AB Global Real Estate Investment Fund II-Class I (b)	210,612	2,278,821
AB High Income Fund, Inc.-Class Z (b)	654,677	5,610,579
AB Intermediate Bond Portfolio-Class Z (b)	310,792	3,378,306
AB Relative Value Fund-Class Z (b)	1,140,075	6,726,442
AQR Equity Market Neutral Fund-Class R6	280,630	3,347,918
AQR International Defensive Style Fund-Class R6	250,674	3,399,132
AQR Large Cap Defensive Style Fund-Class R6	236,984	4,519,283
AQR Style Premia Alternative Fund-Class R6	103,529	1,077,740
Boston Partners Long/Short Research Fund-Class INS (c)	265,189	4,441,918
DFA Commodity Strategy Portfolio	552,585	3,370,771
Franklin Growth Fund-Class R6	22,927	2,209,007
iShares Core S&P 500 ETF	101,753	27,097,841
MFS Institutional International Equity Fund	222,611	5,705,531
Schwab US Dividend Equity ETF	69,664	3,377,311
T. Rowe Price Emerging Markets Stock Fund	50,988	2,287,820
T. Rowe Price International Funds-International Discovery Fund	46,414	3,380,778
Templeton Global Bond Fund-Class R6	95,884	1,148,690
Vanguard FTSE Developed Markets ETF	278,789	12,492,535
Vanguard FTSE Emerging Markets ETF	74,556	3,405,718
Vanguard Total Bond Market ETF	24,914	1,969,452

Total Investment Companies (cost $107,338,507)		112,554,353

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $408,402)	408,402	408,402

Total Investments - 99.9% (cost $107,746,909) (e)		112,962,755
Other assets less liabilities - 0.1%		101,883

Net Assets - 100.0%		$113,064,638

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,681,209 and gross unrealized depreciation of investments was $(465,363), resulting in net unrealized appreciation of $5,215,846.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2035 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$112,554,353	$	– 0	–	$	– 0	–	$112,554,353
Short-Term Investments	408,402		– 0	–		– 0	–	408,402

Total (a)	$112,962,755	$	– 0	–	$	– 0	–	$112,962,755

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$910		$1,425	$94	$7		$61	$2,309	$73		$	– 0	–
AB Discovery Growth Fund, Inc.	903		2,654	359	110		70	3,378	– 0	–		190
AB Discovery Value Fund	1,823		1,779	189	16		(22)	3,407	15			189
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	1,004		24,313	24,908	– 0	–	(1)	408	5			– 0	–
AB Global Bond Fund, Inc.	– 0	–	3,086	831	– 0	–	(19)	2,236	23			– 0	–
AB Global Real Estate Investment Fund II	3,639		1,297	2,502	7		(162)	2,279	190			– 0	–
AB High Income Fund, Inc.	5,500		2,008	1,643	134		(388)	5,611	282			– 0	–
AB Intermediate Bond Portfolio	1,833		2,460	853	(7)		(55)	3,378	47			– 0	–
AB Relative Value Fund	10,993		3,499	8,242	1,271		(795)	6,726	605			– 0	–

Total	$26,605		$42,521	$39,621	$1,538		$(1,311)	$29,732	$1,240			$379

AB Multi-Manager Select 2040 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB All Market Real Return Portfolio-Class Z (b)	80,904	$728,140
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	171,502	2,082,035
AB Discovery Value Fund-Class Z (b)	93,291	2,094,374
AB Global Bond Fund, Inc.-Class Z (b)	165,264	1,368,385
AB Global Real Estate Investment Fund II-Class I (b)	130,099	1,407,671
AB Intermediate Bond Portfolio-Class Z (b)	190,665	2,072,533
AB Relative Value Fund-Class Z (b)	822,006	4,849,835
AQR Equity Market Neutral Fund-Class R6	172,961	2,063,420
AQR International Defensive Style Fund-Class R6	154,566	2,095,912
AQR Large Cap Defensive Style Fund-Class R6	36,052	687,515
Boston Partners Long/Short Research Fund-Class INS (c)	164,230	2,750,856
DFA Commodity Strategy Portfolio	341,304	2,081,953
Franklin Growth Fund-Class R6	14,120	1,360,475
iShares Core S&P 500 ETF	70,553	18,788,969
MFS Institutional International Equity Fund	164,276	4,210,392
MFS Value Fund-Class R5	35,193	1,366,897
Schwab US Dividend Equity ETF	42,936	2,081,537
T. Rowe Price Emerging Markets Stock Fund	62,845	2,819,837
T. Rowe Price International Funds-International Discovery Fund	28,447	2,072,081
Templeton Global Bond Fund-Class R6	59,581	713,779
Vanguard FTSE Developed Markets ETF	201,841	9,044,495
Vanguard FTSE Emerging Markets ETF	30,635	1,399,407
Vanguard Total Bond Market ETF	15,359	1,214,129

Total Investment Companies (cost $65,934,956)		69,354,627

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $235,581)	235,581	235,581

Total Investments – 99.7% (cost $66,170,537) (e)		69,590,208
Other assets less liabilities - 0.3%		201,676

Net Assets - 100.0%		$69,791,884

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,695,116 and gross unrealized depreciation of investments was $(275,445), resulting in net unrealized appreciation of $3,419,671.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2040 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$69,354,627	$	– 0	–	$	– 0	–	$69,354,627
Short-Term Investments	235,581		– 0	–		– 0	–	235,581

Total (a)	$69,590,208	$	– 0	–	$	– 0	–	$69,590,208

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

														Distributions
Affiliated Issuer	Market Value 7/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/18 (000)	Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$	– 0	–	$722	$	– 0	–	$	– 0	–	$6		$728	$25		$	– 0	–
AB Discovery Growth Fund, Inc.		627		1,640		303			94		24		2,082	– 0	–		128
AB Discovery Value Fund		1,932		518		422			51		15		2,094	10			125
AB Fixed Income Shares, Inc.-Government Money Market Portfolio		1,204		17,265		18,233			– 0	–	– 0	–	236	2			– 0	–
AB Global Bond Fund, Inc.		– 0	–	1,983		603			– 0	–	(12)		1,368	15			– 0	–
AB Global Real Estate Investment Fund II		1,938		491		966			5		(60)		1,408	94			– 0	–
AB Intermediate Bond Portfolio		1,287		1,592		767			(8)		(31)		2,073	31			– 0	–
AB Relative Value Fund		9,672		1,754		6,923			1,031		(684)		4,850	570			– 0	–

Total		$16,660		$25,965		$28,217			$1,173		$(742)		$14,839	$747			$253

AB Multi-Manager Select 2045 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.5%
Funds and Investment Trusts - 99.5% (a)
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	152,390	$1,850,015
AB Discovery Value Fund-Class Z (b)	109,897	2,467,188
AB Global Bond Fund, Inc.-Class Z (b)	128,619	1,064,965
AB Global Real Estate Investment Fund II-Class I (b)	117,149	1,267,549
AB Intermediate Bond Portfolio-Class Z (b)	97,771	1,062,768
AB Relative Value Fund-Class Z (b)	726,133	4,284,186
AQR Equity Market Neutral Fund-Class R6	152,967	1,824,899
AQR International Defensive Style Fund-Class R6	45,904	622,456
AQR Large Cap Defensive Style Fund-Class R6	31,994	610,121
Boston Partners Long/Short Research Fund-Class INS (c)	144,366	2,418,131
DFA Commodity Strategy Portfolio	301,596	1,839,738
Franklin Growth Fund-Class R6	25,602	2,466,790
iShares Core S&P 500 ETF	65,012	17,313,346
MFS Institutional International Equity Fund	169,724	4,350,014
MFS Value Fund-Class R5	31,407	1,219,840
Schwab US Dividend Equity ETF	25,434	1,233,040
T. Rowe Price Emerging Markets Stock Fund	55,866	2,506,713
T. Rowe Price International Funds-International Discovery Fund	25,418	1,851,471
Vanguard FTSE Developed Markets ETF	193,162	8,655,589
Vanguard FTSE Emerging Markets ETF	40,830	1,865,114
Vanguard Total Bond Market ETF	9,771	772,398

Total Investment Companies (cost $58,198,611)		61,546,331

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $300,628)	300,628	300,628

Total Investments - 100.0% (cost $58,499,239) (e)		61,846,959
Other assets less liabilities - 0.0%		27,863

Net Assets - 100.0%		$61,874,822

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,546,397 and gross unrealized depreciation of investments was $(198,677), resulting in net unrealized appreciation of $3,347,720.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2045 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$61,546,331	$	– 0	–	$	– 0	–	$61,546,331
Short-Term Investments	300,628		– 0	–		– 0	–	300,628

Total (a)	$61,846,959	$	– 0	–	$	– 0	–	$61,846,959

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$	– 0	–	$2,021	$205	$7	$27	$1,850	$	– 0	–	$110
AB Discovery Value Fund	1,619	1,110	280	34	(16)	2,467	11	141
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	252	13,637	13,588	– 0	–	– 0	–	301	3	– 0	–
AB Global Bond Fund, Inc.	– 0	–	1,560	489	– 0	–	(6)	1,065	10	– 0	–
AB Global Real Estate Investment Fund II	1,641	478	804	(2)	(45)	1,268	80	– 0	–
AB Intermediate Bond Portfolio	1,499	896	1,313	(2)	(17)	1,063	22	– 0	–
AB Relative Value Fund	8,728	1,561	6,346	947	(606)	4,284	477	– 0	–

Total	$13,739	$21,263	$23,025	$984	$(663)	$12,298	$603	$251

AB Multi-Manager Select 2050 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7% (a)
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	62,152	$754,527
AB Discovery Value Fund-Class Z (b)	44,503	999,098
AB Global Bond Fund, Inc.-Class Z (b)	53,543	443,335
AB Global Real Estate Investment Fund II-Class I (b)	47,892	518,197
AB Intermediate Bond Portfolio-Class Z (b)	40,769	443,157
AB Relative Value Fund-Class Z (b)	295,326	1,742,422
AQR Equity Market Neutral Fund-Class R6	62,536	746,053
Boston Partners Long/Short Research Fund-Class INS (c)	59,277	992,898
DFA Commodity Strategy Portfolio	123,280	752,007
Franklin Growth Fund-Class R6	10,403	1,002,325
iShares Core S&P 500 ETF	28,409	7,565,601
MFS Institutional International Equity Fund	79,220	2,030,408
MFS Value Fund-Class R5	12,869	499,816
T. Rowe Price Emerging Markets Stock Fund	16,933	759,794
T. Rowe Price International Funds-International Discovery Fund	10,309	750,895
Vanguard FTSE Developed Markets ETF	84,398	3,781,874
Vanguard FTSE Emerging Markets ETF	22,203	1,014,233
Vanguard Total Bond Market ETF	3,994	315,726

Total Investment Companies (cost $23,912,603)		25,112,366

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(b)(d) (cost $35,101)	35,101	35,101

Total Investments – 99.9% (cost $23,947,704) (e)		25,147,467
Other assets less liabilities - 0.1%		34,034

Net Assets - 100.0%		$25,181,501

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,276,699 and gross unrealized depreciation of investments was $(76,936), resulting in net unrealized appreciation of $1,199,763.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2050 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$25,112,366	$	– 0	–	$	– 0	–	$25,112,366
Short-Term Investments	35,101		– 0	–		– 0	–	35,101

Total (a)	$25,147,467	$	– 0	–	$	– 0	–	$25,147,467

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$	– 0	–	$777	$33	$	– 0	–	$11	$755	$	– 0	–	$43
AB Discovery Value Fund	651	469	122	14	(13)	999	5	56
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	113	5,665	5,743	– 0	–	– 0	–	35	1	– 0	–
AB Global Bond Fund, Inc.	– 0	–	637	191	– 0	–	(3)	443	4	– 0	–
AB Global Real Estate Investment Fund II	654	227	344	– 0	–	(19)	518	31	– 0	–
AB Intermediate Bond Portfolio	603	396	549	– 0	–	(7)	443	9	– 0	–
AB Relative Value Fund	3,279	634	2,274	341	(238)	1,742	187	– 0	–

Total	$5,300	$8,805	$9,256	$355	$(269)	$4,935	$237	$99

AB Multi-Manager Select 2055 Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.1%
Funds and Investment Trusts - 99.1% (a)
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	73,687	$894,563
AB Discovery Value Fund-Class Z (c)	53,998	1,212,245
AB Global Bond Fund, Inc.-Class Z (c)	69,050	571,735
AB Global Real Estate Investment Fund II-Class I (c)	56,529	611,639
AB Intermediate Bond Portfolio-Class Z (c)	52,576	571,506
AB Relative Value Fund-Class Z (c)	356,846	2,105,393
AQR Equity Market Neutral Fund-Class R6	75,270	897,965
Boston Partners Long/Short Research Fund-Class INS (b)	71,210	1,192,770
DFA Commodity Strategy Portfolio	148,306	904,664
Franklin Growth Fund-Class R6	12,345	1,189,449
iShares Core S&P 500 ETF	35,086	9,343,753
MFS Institutional International Equity Fund	95,357	2,444,006
MFS Value Fund-Class R5	15,177	589,476
T. Rowe Price Emerging Markets Stock Fund	20,385	914,695
T. Rowe Price International Funds-International Discovery Fund	12,409	903,861
Vanguard FTSE Developed Markets ETF	100,520	4,504,301
Vanguard FTSE Emerging Markets ETF	25,677	1,172,925

Total Investment Companies (cost $28,600,793)		30,024,946

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (a)(c)(d) (cost $261,351)	261,351	261,351

Total Investments - 100.0% (cost $28,862,144) (e)		30,286,297
Other assets less liabilities - 0.0%		5,511

Net Assets - 100.0%		$30,291,808

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,493,516 and gross unrealized depreciation of investments was $(69,363), resulting in net unrealized appreciation of $1,424,153.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2055 Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$30,024,946	$	– 0	–	$	– 0	–	$30,024,946
Short-Term Investments	261,351		– 0	–		– 0	–	261,351

Total (a)	$30,286,297	$	– 0	–	$	– 0	–	$30,286,297

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

										Distributions
Affiliated Issuer	Market Value 7/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/18 (000)	Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.	$	– 0	–	$987	$108	$(1)		$17	$895	$	– 0	–	$51
AB Discovery Value Fund		757		523	74	8		(2)	1,212		5		66
AB Fixed Income Shares, Inc.-Government Money Market Portfolio		170		5,246	5,154	– 0	–	(1)	261		1		– 0	–
AB Global Bond Fund, Inc.		– 0	–	692	118	– 0	–	(2)	572		4		– 0	–
AB Global Real Estate Investment Fund II		760		261	387	(2)		(20)	612		37		– 0	–
AB Intermediate Bond Portfolio		700		528	649	(1)		6)	572		10		– 0	–
AB Relative Value Fund		3,827		787	2,636	402		(275)	2,105		226		– 0	–

Total		$6,214		$9,024	$9,126	$406		$(289)	$6,229		$283		$117

AB Cap Fund, Inc.

Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Information Technology - 25.8%
Communications Equipment - 1.2%
Ciena Corp. (a)	704,560	$18,142,420

Electronic Equipment, Instruments & Components - 0.9%
National Instruments Corp.	323,490	13,227,506

Internet Software & Services - 7.2%
2U, Inc. (a)	247,538	19,924,334
DocuSign, Inc. (a)	43,676	1,687,204
GrubHub, Inc. (a)(b)	255,540	25,845,316
LogMeIn, Inc.	155,840	17,173,568
New Relic, Inc. (a)	245,404	17,151,285
Q2 Holdings, Inc. (a)	185,116	9,116,963
Trade Desk, Inc. (The)-Class A (a)(b)	329,062	16,838,102

		107,736,772

Semiconductors & Semiconductor Equipment - 2.9%
Cavium, Inc. (a)	176,640	13,249,766
Monolithic Power Systems, Inc.	139,229	16,303,716
Silicon Laboratories, Inc. (a)	146,922	13,649,054

		43,202,536

Software - 12.1%
Aspen Technology, Inc. (a)	208,550	18,300,263
Blackbaud, Inc.	226,077	23,729,042
Blackline, Inc. (a)	255,868	10,592,935
Bottomline Technologies de, Inc. (a)	460,670	18,205,678
Guidewire Software, Inc. (a)	195,215	16,519,093
HubSpot, Inc. (a)	167,986	17,789,717
Paylocity Holding Corp. (a)	401,658	21,942,577
Pivotal Software, Inc.-Class A (a)	283,224	5,109,361
Proofpoint, Inc. (a)	164,575	19,409,975
RingCentral, Inc.-Class A (a)	266,555	17,872,513
Take-Two Interactive Software, Inc. (a)	111,763	11,143,889

		180,615,043

Technology Hardware, Storage & Peripherals - 1.5%
Pure Storage, Inc.-Class A (a)	1,139,830	23,058,761

		385,983,038

Health Care - 21.5%
Biotechnology - 9.5%
Adamas Pharmaceuticals, Inc. (a)(b)	279,213	8,429,440
Aimmune Therapeutics, Inc. (a)	227,516	7,062,097
Ascendis Pharma A/S (ADR) (a)	101,950	6,423,869
Audentes Therapeutics, Inc. (a)	139,185	5,199,952
BeiGene Ltd. (ADR) (a)	40,019	6,786,422
Biohaven Pharmaceutical Holding Co., Ltd. (a)	295,060	8,603,950
Blueprint Medicines Corp. (a)	141,609	10,864,242
Clovis Oncology, Inc. (a)	179,920	7,804,930

Company	Shares	U.S. $ Value
Exact Sciences Corp. (a)	479,005	$23,955,040
Loxo Oncology, Inc. (a)	100,479	12,651,311
Madrigal Pharmaceuticals, Inc. (a)	44,780	5,067,305
Neurocrine Biosciences, Inc. (a)	151,770	12,305,512
NuCana PLC (ADR) (a)(b)	197,442	4,669,503
Sage Therapeutics, Inc. (a)	101,993	14,678,832
Ultragenyx Pharmaceutical, Inc. (a)	151,399	7,697,125

		142,199,530

Health Care Equipment & Supplies - 5.0%
iRhythm Technologies, Inc. (a)	335,794	19,526,421
Nevro Corp. (a)	203,645	18,197,717
Penumbra, Inc. (a)	156,117	19,413,149
Tactile Systems Technology, Inc. (a)(b)	483,364	16,825,901

		73,963,188

Health Care Technology - 3.0%
Teladoc, Inc. (a)(b)	616,446	26,507,178
Vocera Communications, Inc. (a)	710,603	17,814,817

		44,321,995

Life Sciences Tools & Services - 1.2%
ICON PLC (a)	156,972	18,464,616

Pharmaceuticals - 2.8%
Aerie Pharmaceuticals, Inc. (a)	157,195	8,048,384
GW Pharmaceuticals PLC (ADR) (a)(b)	43,750	5,814,813
Intersect ENT, Inc. (a)	561,340	22,425,533
Revance Therapeutics, Inc. (a)	211,882	5,922,102

		42,210,832

		321,160,161

Industrials - 18.2%
Aerospace & Defense - 1.8%
Hexcel Corp.	214,499	14,257,748
Mercury Systems, Inc. (a)	396,774	12,728,510

		26,986,258

Commercial Services & Supplies - 2.1%
Cimpress NV (a)(b)	115,559	16,618,540
Tetra Tech, Inc.	310,780	15,041,752

		31,660,292

Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	209,734	21,782,973

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	102,070	10,996,001

Machinery - 7.6%
Gardner Denver Holdings, Inc. (a)	480,415	15,195,527
Gates Industrial Corp. PLC (a)	564,809	8,844,909

Company	Shares	U.S. $ Value
IDEX Corp.	108,396	$14,488,209
John Bean Technologies Corp.	146,620	15,798,305
Kennametal, Inc.	431,917	15,743,375
Lincoln Electric Holdings, Inc.	174,563	14,466,036
Nordson Corp.	118,710	15,266,106
RBC Bearings, Inc. (a)	123,398	14,361,059

		114,163,526

Road & Rail - 2.4%
Knight-Swift Transportation Holdings, Inc.	509,000	19,856,090
Saia, Inc. (a)	237,280	15,672,344

		35,528,434

Trading Companies & Distributors - 2.1%
H&E Equipment Services, Inc.	435,850	14,099,748
SiteOne Landscape Supply, Inc. (a)	246,301	16,871,618

		30,971,366

		272,088,850

Consumer Discretionary - 14.3%
Distributors - 1.2%
Pool Corp.	125,708	17,449,528

Diversified Consumer Services - 3.1%
Bright Horizons Family Solutions, Inc. (a)	197,025	18,693,732
Grand Canyon Education, Inc. (a)	269,900	28,066,901

		46,760,633

Hotels, Restaurants & Leisure - 3.9%
Hilton Grand Vacations, Inc. (a)	452,553	19,459,779
Planet Fitness, Inc. (a)	683,148	27,524,033
Vail Resorts, Inc.	50,220	11,515,948

		58,499,760

Internet & Direct Marketing Retail - 0.6%
Wayfair, Inc.-Class A (a)(b)	152,698	9,513,085

Multiline Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	313,475	19,498,145

Specialty Retail - 4.2%
Five Below, Inc. (a)	347,672	24,549,120
Floor & Decor Holdings, Inc.-Class A (a)	403,032	22,404,549
Sleep Number Corp. (a)	525,039	14,879,605

		61,833,274

		213,554,425

Financials - 7.0%
Banks - 2.9%
Sterling Bancorp/DE	668,056	15,866,330
SVB Financial Group (a)	37,820	11,331,250
Western Alliance Bancorp (a)	287,403	16,951,029

		44,148,609

Company	Shares	U.S. $ Value
Capital Markets - 3.2%
Hamilton Lane, Inc.-Class A	403,535	$16,887,940
Houlihan Lokey, Inc.	351,557	15,644,286
Stifel Financial Corp.	257,617	15,013,919

		47,546,145

Insurance - 0.9%
Trupanion, Inc. (a)(b)	514,432	13,519,273

		105,214,027

Materials - 3.3%
Chemicals - 2.1%
Ingevity Corp. (a)	154,892	11,900,352
PolyOne Corp.	449,935	18,829,780

		30,730,132

Construction Materials - 1.2%
Summit Materials, Inc.-Class A (a)	647,070	18,208,550

		48,938,682

Consumer Staples - 2.6%
Food & Staples Retailing - 1.3%
Chefs’ Warehouse, Inc. (The) (a)	795,244	19,284,667

Food Products - 1.3%
Freshpet, Inc. (a)(b)	963,071	19,068,806

		38,353,473

Energy - 2.2%
Energy Equipment & Services - 1.3%
Forum Energy Technologies, Inc. (a)	475,321	5,989,045
Oil States International, Inc. (a)	397,308	14,283,222

		20,272,267

Oil, Gas & Consumable Fuels - 0.9%
Matador Resources Co. (a)	396,860	12,993,197

		33,265,464

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Vonage Holdings Corp. (a)	1,344,667	15,033,377

Total Common Stocks (cost $986,088,743)		1,433,591,497

INVESTMENT COMPANIES - 0.9%
Funds and Investment Trusts - 0.9%
iShares Russell 2000 Growth ETF (b)(c) (cost $10,834,269)	70,700	13,502,993

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co. (The)
- Series D
0.00% (a)(d)(e)(f)	29,639	$742,413
Honest Co., Inc
- Series E
0.00% (a)(d)(e)(f)	7,460	139,938

Total Preferred Stocks (cost $1,502,384)		882,351

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (c)(g)(h) (cost $47,904,408)	47,904,408	47,904,408

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $1,046,329,804)		1,495,881,249

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%
Investment Companies - 7.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (c)(g)(h) (cost $109,166,242)	109,166,242	109,166,242

Total Investments - 107.4% (cost $1,155,496,046) (i)		1,605,047,491
Other assets less liabilities - (7.4)%		(111,118,494)

Net Assets - 100.0%		$1,493,928,997

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $473,552,500 and gross unrealized depreciation of investments was $(24,001,055), resulting in net unrealized appreciation of $449,551,445.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Cap Fund, Inc.

Small Cap Growth Portfolio

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,433,591,497		$	– 0	–	$	– 0	–	$1,433,591,497
Investment Companies	13,502,993			– 0	–		– 0	–	13,502,993
Preferred Stocks	– 0	–		– 0	–		882,351		882,351
Short-Term Investments	47,904,408			– 0	–		– 0	–	47,904,408
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	109,166,242			– 0	–		– 0	–	109,166,242

Total Investments in Securities	1,604,165,140			– 0	–		882,351		1,605,047,491
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$1,604,165,140		$	– 0	–		$882,351		$1,605,047,491

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 7/31/17	$1,197,860		$1,197,860
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(461,761)		(461,761)
Purchases	146,252		146,252
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 4/30/18	$882,351		$882,351

Net change in unrealized appreciation/depreciation from investments held as of 4/30/18	$(461,761)		$(461,761)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Fund	Market Value 7/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$41,064	$212,396	$205,556	$47,904	$168
Government Money Market Portfolio*	84,994	598,694	574,522	109,166	946

Total	$126,058	$811,090	$780,078	$157,070	$1,114

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2018